Note 12 - Loss Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (1,682,671)	$ (663,396)	$ (6,944,261)
Dividends to Series B preferred shares	(1,271,782)	(1,335,733)	(1,808,811)
Preferred deemed dividend	(504,577)
Net loss attributable to common shareholders, continuing operations	$ (3,459,030)	$ (1,999,129)	$ (8,753,072)
Weighted average common shares –outstanding , basic and diluted (in shares)	2,861,928	1,414,775	1,383,440
Basic and diluted loss per share, continuing operations (in dollars per share)	$ (1.21)	$ (1.41)	$ (6.33)
Net income attributable to common shareholders, discontinued operations		$ 554,506	$ 849,701
Net loss attributable to common shareholders	$ (3,459,030)	$ (1,444,623)	$ (7,903,371)
Basic and diluted loss per share (in dollars per share)	$ (1.21)	$ (1.02)	$ (5.72)
Series B Preferred Stock [Member]
Dividends to Series B preferred shares	$ (1,271,782)	$ (1,335,733)	$ (1,808,811)